Provisions - Expected Terms to Settle Obligations (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Provisions Within 12 Months [Member] | Financial guarantees and loan commitments [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	$ 5,972,370	$ 8,389,890
Provisions Within 12 Months [Member] | Other provisions [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	10,525,110	6,142,604
Provisions Within 12 Months [Member] | Provision for Commercial Claims [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	8,220,748	2,537,537
Provisions Within 12 Months [Member] | Provisions labor-related [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	183,691	363,065
Provisions Within 12 Months [Member] | Provisions tax claims [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	834,422	1,852,273
Provisions Within 12 Months [Member] | Others [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	1,286,249	1,389,729
Provisions After 12 Months [Member] | Other provisions [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	4,226,283	12,464,662
Provisions After 12 Months [Member] | Provision for Commercial Claims [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	829,998	8,349,493
Provisions After 12 Months [Member] | Provisions labor-related [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	729,199	1,551,536
Provisions After 12 Months [Member] | Provisions tax claims [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	1,095,846
Provisions After 12 Months [Member] | Others [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	$ 1,571,240	$ 2,563,633